Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Current	$ 919,381	$ 846,250
Non-Accrual	795	1,140
Total Past Due and Non-Accrual	5,295	4,052
Total Loans	924,676	850,302
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	1,218	1,907
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	3,282	1,005
Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due
Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Current	228,242	234,201
Non-Accrual	567	798
Total Past Due and Non-Accrual	1,539	1,322
Total Loans	229,781	235,523
Residential Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	727	373
Residential Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	245	151
Residential Real Estate Loans [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due
Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Current	388,117	372,617
Non-Accrual	99	342
Total Past Due and Non-Accrual	3,210	2,173
Total Loans	391,327	374,790
Commercial Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	176	1,043
Commercial Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	2,935	788
Commercial Real Estate Loans [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due
Construction Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Current	17,695	17,445
Non-Accrual
Total Past Due and Non-Accrual	37
Total Loans	17,732	17,445
Construction Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due
Construction Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	37
Construction Real Estate Loans [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due
Commercial [Member]
Financing Receivable, Past Due [Line Items]
Current	134,018	110,191
Non-Accrual	50
Total Past Due and Non-Accrual	132	351
Total Loans	134,150	110,542
Commercial [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	82	320
Commercial [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due		31
Commercial [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due
Consumer Loans To Individuals [Member]
Financing Receivable, Past Due [Line Items]
Current	151,309	111,796
Non-Accrual	79
Total Past Due and Non-Accrual	377	206
Total Loans	151,686	112,002
Consumer Loans To Individuals [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	233	171
Consumer Loans To Individuals [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due	65	35
Consumer Loans To Individuals [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past Due